Supplemental Cash Flow Information - (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Disclosure of Net Change in Non Cash Working Capital and Other

	Three months ended June 30,		Six months ended June 30,
		Restated (Note 21)		Restated (Note 21)
	2022	2021	2022	2021
Net change in working capital and other
Accounts receivable	$(36,533)	$2,539	$(46,373)	$28,161
Contract asset s	17,859	(2,494)	(13,559)	13,762
Inventories	1,774	18,219	(21,098)	25,441
Work-in-progress related to finance leases	(11,857)	(14,304)	(8,065)	(14,304)
Finance leases receivable	(1,615)	473	(35,814)	936
Income taxes receivable	1,097	7,280	1,284	8,175
Accounts payable and accrued liabilities, and provisions 1	11,219	(24,655)	37,047	(36,572)
Income taxes payable	(1,726)	(2,013)	(68)	(1,091)
Deferred revenue	7,719	(745)	32,322	(6,355)
Foreign currency and other	2,629	(344)	(3,366)	(879)

	$(9,434)	$(16,044)	$(57,690)	$17,274

1	The change in accounts payable and accrued liabilities, provisions, and income taxes payable represents only the portion relating to operating activities.
Cash interest and taxes paid and received during the period:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Interest paid – short- and long-term borrowings	$8,071	$7,804	$9,088	$8,431
Interest paid – lease liabilities	666	757	1,361	1,550

Total interest paid	$8,737	$8,561	$10,449	$9,981
Interest received	136	138	492	196
Taxes paid	5,183	7,776	6,180	8,676
Taxes received	1,821	5,727	2,448	5,875

Years ended December 31,	Restated (Note 36) 2021	Restated (Note 36) 2020	Restated (Note 36) 2019
Net change in working capital and other
Accounts receivable	$1,169	$170,646	$85,316
Contract assets	(16,038)	63,670	27,635
Inventories	39,564	57,134	(93,179)
Work-in-progress related to finance leases	(36,169)	—	—
Finance leases receivable	(39,084)	(63,374)	754
Income taxes receivable	19,986	(17,092)	2,431
Deferred revenue	49,205	(54,000)	(259,395)
Accounts payable and accrued liabilities, provisions, and income taxes payable 1	55,441	(114,811)	20,620
Foreign currency and other	8,863	15,057	(19,593)

	$82,937	$57,230	$(235,411)

1	The change in accounts payable and accrued liabilities, provisions, and income taxes payable represents only the portion relating to operating activities.
Cash interest and taxes paid and received during the period:

Years ended December 31,	2021	2020	2019
Interest paid – short- and long-term borrowings	$17,315	$19,311	$19,330
Interest paid – lease liabilities	3,029	3,371	2,586

Total interest paid	$20,344	$22,682	$21,916
Interest received	454	308	3,518
Taxes paid	13,725	18,825	29,855
Taxes received	23,137	5,566	421

Disclosure of Changes in Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities during the period:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Long-term debt, opening balance	$339,126	$362,145	$331,422	$389,712
Changes from financing cash flows	(1,466)	(18,392)	9,817	(43,151)
The effect of changes in foreign exchange rates	8,070	(3,809)	4,277	(6,718)
Amortization of deferred transaction costs	312	354	617	610
Deferred transaction costs	(91)	(892)	(182)	(1,047)

Long-term debt, closing balance	$345,951	$339,406	$345,951	$339,406

Changes in liabilities arising from financing activities during the period:

Years ended December 31,	2021	2020	2019
Long-term debt, opening balance	$389,712	$430,487	$444,712
Changes from financing cash flows	(56,975)	(40,081)	(812)
The effect of changes in foreign exchange rates	(406)	(1,358)	(14,156)
Amortization of deferred transaction costs	1,186	922	1,523
Debt refinancing and transaction costs	(2,095)	(258)	(780)

Long-term debt, closing balance	$331,422	$389,712	$430,487